Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Wireless Fund
Shareholder Report [Line Items]
Fund Name	Wireless Fund
Class Name	Wireless Fund
Trading Symbol	WIREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about the Wireless Fund for the period of April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wirexfund.com/literature. You can also request this information by contacting us at 1-800-590-0898.
Additional Information Phone Number	1-800-590-0898
Additional Information Website	https://www.wirexfund.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment*
Wireless Fund	$118	1.95%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Years
Wireless Fund	28.15%	19.33%	19.38%
S&P 500 Index	17.60%	16.47%	15.30%
NASDAQ Composite Index	25.42%	16.07%	18.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,846,633
Holdings Count | shares	21
Advisory Fees Paid, Amount	$ 96,689
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$11,846,633
Number of Portfolio Holdings	21
Portfolio Turnover Rate (%)	3%
Total Advisory Fees Paid ($)	$96,689

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

NVIDIA Corporation	21.16%
Microsoft Corporation	10.89%
Alphabet Inc. - Class A	10.56%
Apple, Inc.	6.93%
Broadcom, Inc.	4.74%
Oracle Corporation	4.73%
KLA Corporation	4.71%
Meta Platforms, Inc. - Class A	4.22%
AppLovin Corporation - Class A	4.12%
QUALCOMM Incorporated	3.74%
Sectors (% of net assets)

(A)	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

NVIDIA Corporation	21.16%
Microsoft Corporation	10.89%
Alphabet Inc. - Class A	10.56%
Apple, Inc.	6.93%
Broadcom, Inc.	4.74%
Oracle Corporation	4.73%
KLA Corporation	4.71%
Meta Platforms, Inc. - Class A	4.22%
AppLovin Corporation - Class A	4.12%
QUALCOMM Incorporated	3.74%